Summary of Significant Accounting Policies - Summary of Depreciable Lives by Asset Category (Detail) - BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]	Dec. 31, 2022
Aircraft, engines and rotable parts [Member] | Maximum [Member]
Schedule Of Property Plant And Equipment Useful Life [Line Items]
Property, Plant and Equipment, Useful Life	6000 hours
Aircraft, engines and rotable parts [Member] | Minimum [Member]
Schedule Of Property Plant And Equipment Useful Life [Line Items]
Property, Plant and Equipment, Useful Life	1500 hours
Unmanned aerial vehicles [Member] | Maximum [Member]
Schedule Of Property Plant And Equipment Useful Life [Line Items]
Property, Plant and Equipment, Useful Life	10 years
Unmanned aerial vehicles [Member] | Minimum [Member]
Schedule Of Property Plant And Equipment Useful Life [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Vehicles [Member] | Maximum [Member]
Schedule Of Property Plant And Equipment Useful Life [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Vehicles [Member] | Minimum [Member]
Schedule Of Property Plant And Equipment Useful Life [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Building [Member]
Schedule Of Property Plant And Equipment Useful Life [Line Items]
Property, Plant and Equipment, Useful Life	40 years